Consolidated Statements of Other Comprehensive Income - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	₸ 1,067,707	₸ 1,056,834	₸ 848,770
Items that will not be reclassified subsequently to profit or loss:
Movement in investment revaluation reserve for equity instruments at FVTOCI	(6)	95	42
Items that may be reclassified subsequently to profit or loss:
(Losses)/gains arising during the period, net of tax KZT Nil, for debt instruments at FVTOCI	(76,378)	29,780	15,274
Foreign exchange differences on translation of foreign operations	2,507	425	(13)
Expected (credit losses)/recoveries recognized in profit or loss, for debt instruments at FVTOCI	(362)	(230)	669
Reclassification of gains included in profit or loss, net of tax KZT Nil, for debt instruments at FVTOCI	1,732	1,570	3,149
Total other comprehensive income	(72,507)	31,640	19,121
Total Comprehensive Income	995,200	1,088,474	867,891
Attributable to:
Shareholders of the Company	991,606	1,071,046	860,271
Non-controlling interest	₸ 3,594	₸ 17,428	₸ 7,620